RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2024
RELATED PARTY TRANSACTIONS
Schedule of Amount Due From/To Related Parties

Amount due from related parties:

		As of December 31,	As of June 30,
Name of related parties	Relationship	2023	2024
			(unaudited)
Xu Qing	Shareholder	$191	$213
(1)	The amounts represent interest free advances to the related parties in a short-term basis for operation purpose.

Amount due to related parties:

		As of December 31,	As of June 30,
Name of related parties	Relationship	2023	2024
			(unaudited)
Man Guo	Shareholder	$918	$—
Dan Shao	Shareholder	10,190	3,611
		$11,108	$3,611
(2)	The Group issued a total of 6,567,431 ordinary shares to the two related parties to repay $7.6 million (RMB 54,374 million) debts on April 30, 2024.